--------------------------------------------------------------------------------
Fellow Shareholders
--------------------------------------------------------------------------------

Nineteen ninety-five was an outstanding year for stock investors as the markets rose dramatically and consistently throughout the year. The combination of rising corporate profits and declining interest rates generated the best market returns since 1958, as measured by the unmanaged Standard & Poor's 500 Stock Index.

     The Growth & Income Fund fared well by gaining over 30% for the second time in the past five years. Although this did not keep pace with the S&P 500, it was in line with its Lipper peer group average for the year and slightly ahead of it for the last six months. For the past five years of largely favorable markets, your fund's cumulative return of 124.0% compared favorably with the 105.3% cumulative return of the average growth & income fund as well as the 115.4% advance of the S&P 500.

--------------------------------------------------------------------------------
Performance Comparison
--------------------------------------------------------------------------------

                                                          Periods Ended 12/31/95
                                                          6 Months     12 Months
                                                          --------     ---------
Growth & Income Fund                                       13.4%         30.9%
S&P 500                                                    14.5          37.6
Lipper Growth & Income
  Fund Average                                             12.0          30.8
--------------------------------------------------------------------------------

YEAR-END DISTRIBUTIONS

On December 26, your Board of Directors declared a fourth quarter dividend of $0.18 per share, a short-term capital gain of $0.13 per share, and a long-term gain of $0.31 per share, all payable to shareholders of record on that date. Your check or statement reflecting these distributions was mailed to you in early January, followed later in the month by Form 1099-DIV, which reports all distributions for tax purposes.

MARKET ENVIRONMENT

The year was full of surprises, just about all of them good. Almost by definition, a surging market like 1995's requires underlying investment fundamentals to be exceptional -- and they were! Foremost, interest rates declined significantly more than expected as the Federal Reserve reacted quickly to signs that the economy was slowing. In response, the long Treasury bond yield declined almost two percentage points to just under 6% by year-end.

     Another equally important surprise was that corporate profits remained robust, even though the economy did not. When the final numbers are in for 1995, corporate profits are likely to have risen over 20%. Additionally, other ingredients added spice to this tasty recipe: inflationary pressures and expectations subsided as the economy slowed; the U.S. dollar generally rose in value compared with other important foreign currencies; substantive discussions regarding a balanced federal budget were begun; and record levels of investment money flowed into equity mutual funds. It was a great environment for the equity investor. We were surprised, but appreciative.

PORTFOLIO REVIEW

The year-end asset allocation of your fund is shown in the chart. The most notable change from prior reports is the gradual rise in the

                           [PIE CHART APPEARS HERE]

-------------------------------------------------------------------------------
Security Diversification
-------------------------------------------------------------------------------

         Common Stocks                 78%
         Convertibles                   4%
         Bonds and Preferred Stocks     3%
         Reserves                      15%

reserve position from 8% to 15% of total assets. This reflects some increasing shorter-term caution on our part, because it would not be unusual for bond and stock prices to pull back after their stellar rise last year. This is consistent with our typical portfolio management style, where we attempt to be a net seller into rising markets and a net buyer during periods of market weakness.

     As indicated by the list of major transactions following this letter, we added quite a few large positions during the period, despite the rising market trend. An ongoing element of our portfolio management is the discipline to recycle money out of holdings that have achieved our price objectives into those we believe provide better relative value or greater long-term opportunity. Therefore, our new investments had no industry theme but were selected for their individual merits. For example, we believed CORNING'S prospects were bright following its restructuring, while we felt that both DUPONT and A. SCHULMAN (a specialty chemical concern) had been unduly penalized by the general flight from cyclical companies. Most of our major sales, particularly CPC INTERNATIONAL, ELI LILLY, and COLGATE, had risen sharply in price but also in valuation.

     Your fund's emphasis on attractive relative valuations is shown in the Financial Profile.

--------------------------------------------------------------------------------
Financial Profile
--------------------------------------------------------------------------------

                                                              G&I Fund      S&P
                                                               Stocks       500
                                                              --------     -----
Dividend Growth
   (5-year annual average)                                      8.0%        3.4%
Current Yield                                                   3.0%        2.3%
Price/Book Ratio                                                2.7X        3.1X
Price/Earnings Ratio
   (1996 estimated EPS)                                        13.7X       15.8X
--------------------------------------------------------------------------------

SUMMARY AND OUTLOOK

Although the important market fundamentals are expected to remain positive on balance in the period ahead, we are becoming more cautious regarding market prospects. We believe the primary drop in interest rates has already occurred and that corporate profits will grow at about a 10% rate in 1996, or half their rate of last year.

     Maybe 1996, like last year, will contain favorable surprises. Perhaps interest rates will decline further than we anticipate and corporate profits will grow faster (and for longer) than we expect. But if not, your fund's more cautious stance should be advantageous. We will wait for periods of market weakness before committing cash reserves. Meanwhile, we will remain alert for specific opportunities that meet our relative value criteria.

                                             Respectfully submitted,

                                             /s/ Stephen W. Boesel

                                             Stephen W. Boesel
                                             President and Chairman of the
                                             Investment Advisory Committee

January 18, 1996

--------------------------------------------------------------------------------
Twenty-Five Largest Holdings
--------------------------------------------------------------------------------
December 31, 1995

                                                                      Percent of
Company                                                               Net Assets
------------------------------------------------------------------    ----------
Cal Fed Bancorp                                                          3.2%
Corning                                                                  2.7
Pfizer                                                                   2.5
Philip Morris                                                            2.1
GE                                                                       1.8
Atlantic Richfield                                                       1.7
Merck                                                                    1.6
Chemical Banking                                                         1.5
PepsiCo                                                                  1.5
Fannie Mae                                                               1.4
Texaco                                                                   1.3
Entergy                                                                  1.3
American Express                                                         1.3
WMX Technologies                                                         1.3
Honeywell                                                                1.3
Pall                                                                     1.2
Great Lakes Chemical                                                     1.2
Halliburton                                                              1.2
Vodafone                                                                 1.2
RJR Nabisco                                                              1.2
Schlumberger                                                             1.2
Dayton Hudson                                                            1.2
First Interstate                                                         1.2
British Petroleum                                                        1.2
KeyCorp                                                                  1.1
--------------------------------------------------------------------------------
Total                                                                   38.4%
================================================================================

--------------------------------------------------------------------------------
Major Portfolio Changes
--------------------------------------------------------------------------------
Six Months Ended December 31, 1995
Listed in descending order of size

--------------------------------------------------------------------------------
TEN LARGEST PURCHASES
--------------------------------------------------------------------------------
Corning
DuPont*
A. Schulman*
Niagara Mohawk*
Heinz*
General Growth Properties*
Nucor*
Vodafone
Integra Financial*
Atlantic Richfield

--------------------------------------------------------------------------------
TEN LARGEST SALES
--------------------------------------------------------------------------------
CPC International**
Eli Lilly**
The Gap**
Colgate-Palmolive**
Circuit City Stores
Great Western Financial**
Dun & Bradstreet**
Sun Company**
Jostens**
Vulcan Materials**
--------------------------------------------------------------------------------

 * Position added
** Position eliminated


--------------------------------------------------------------------------------
Average Annual Compound Total Return
--------------------------------------------------------------------------------
Periods Ended December 31, 1995

        1 Year            5 Years             10 Years
        ------            -------             --------
        30.92%             17.50%              11.88%

--------------------------------------------------------------------------------
Investment return and principal value represent past performance and will vary. Shares may be worth more or less at redemption than at original purchase.

--------------------------------------------------------------------------------
Performance Comparison
--------------------------------------------------------------------------------


                           [LINE CHART APPEARS HERE]



--------------------------------------------------------------------------------
A Word on Market Corrections
--------------------------------------------------------------------------------

After the stock market's spectacular run in 1995, concerns about a "correction" have intensified. Most market observers consider a correction to be a short and sometimes steep decline following a period of rising prices. Moderate corrections of around 10% have been quite common, occurring on average about once every two years over the last half-century, according to Ned Davis Research.

     The market as measured by the Dow Jones Industrial Average has not experienced a moderate correction since early 1994. Furthermore, the Dow last hit a bear market bottom -- defined as a drop of at least 20% -- in October 1990. Therefore, it would not be surprising to see a modest pullback in 1996, on the order of 5% to 10%. In fact, as we write, the market has gotten off to a rocky start.

     Corrections are not only common, but can be beneficial for long-term investors, especially those who invest in regular amounts through dollar cost averaging. In a correction, overall stock prices decline, often leading to more attractive valuations and good buying opportunities. History has shown that investors who continue to buy through a downturn fare quite well. In fact, the Dow has proven resilient in the aftermath of past corrections of around 10%, taking an average of just six months to recover its losses, according to Ned Davis. (To realize the benefits of dollar cost averaging, you should be prepared to continuously purchase securities over a period of time, in up and down markets. This approach does not assure a gain nor protect you from a loss in declining markets.)

     We raise the issue of a market correction not as a prediction, but as a reminder that stock prices do not move in only one direction. If you are satisfied that your investments are appropriate for your various objectives, we recommend that you stay the course when a correction eventually occurs.

--------------------------------------------------------------------------------
Investment Record
T. Rowe Price Growth & Income Fund
--------------------------------------------------------------------------------

The table below shows the investment record of one share of the T. Rowe Price Growth & Income Fund, purchased at the initial price of $10.00, for the period 12/21/82 through 12/31/95. Over this time, stock prices in general have risen. The results shown should not be considered as a representation of the income or capital gain or loss which may be realized from an investment made in the fund today.

-------------------------------------------------------------------------------
Per Share Data
-------------------------------------------------------------------------------

                                 With Capital Gains and Income Dividends
                       Taken in Cash                   Reinvested in Additional Shares        Annual Total Return
            -------------------------------------   --------------------------------------       On Investment
Year         Net         Capital                       Capital                                     % Change
Ended       Asset          Gain          Income         Gain         Income      Value of     -------------------
12/31       Value    Distributions/1/   Dividends   Distributions   Dividends   Investment     Fund      S&P 500
-------     ------   ----------------   ---------   -------------   ---------   ----------    ------     --------
1982/2/     $10.33          --               --            --             --      $10.33        3.3%       1.6%
1983         13.05          --            $0.60            --         $ 0.61       13.68       32.4       22.6
1984         12.44       $0.06             0.79         $0.06           0.85       13.96        2.1        6.2
1985         14.18          --             0.61            --           0.70       16.70       19.6       31.7
1986         12.98        1.57             0.71          1.96           0.89       18.03        8.0       18.7
1987         10.63        1.04             0.88          1.53           1.27       17.27       -4.2        5.3
1988         12.32        0.47             0.49          0.78           0.81       21.60       25.1       16.5
1989         13.25        0.79             0.64          1.43           1.14       25.77       19.3       31.6
1990         11.22        0.01             0.56          0.02           1.11       22.90      -11.1       -3.1
1991         14.16          --             0.56            --           1.16       30.12       31.5       30.3
1992         15.53        0.15             0.60          0.33           1.30       34.74       15.3        7.6
1993         16.57        0.48             0.47          1.09           1.06       39.24       13.0       10.1
1994         15.63        0.42             0.49          1.02           1.18       39.18       -0.1        1.3
1995         19.18        0.60             0.59          1.54           1.51       51.30       30.9       37.6
--------------------------------------------------------------------------------------------------------------
Total                    $5.59            $7.99         $9.76         $13.59
--------------------------------------------------------------------------------------------------------------

/1/ Includes short-term capital gains of $0.06 in 1984; $0.30 in 1986; $0.32 in
    1988; $0.44 in 1989; $0.12 in 1993; $0.10 in 1994; and $0.13 in 1995.
/2/ From inception 12/21/82 to 12/31/82.

--------------------------------------------------------------------------------
Statement of Net Assets
T. Rowe Price Growth & Income Fund / December 31, 1995
--------------------------------------------------------------------------------
(values in thousands)

                                                                                    Value
                                                                                 ----------
-------------------------------------------------------------------------------------------
Common Stocks -- 77.5%
-------------------------------------------------------------------------------------------
FINANCIAL -- 13.9%
-------------------------------------------------------------------------------------------
BANK AND TRUST -- 8.0%
    318,380 shs     BANC ONE.................................................    $   12,019
  3,372,100      *+ Cal Fed Bancorp (Class A)................................        53,111
    347,612      *+ California Federal Bank
                       Goodwill Certificates.................................         1,716
    450,000         Chemical Banking.........................................        26,437
    150,000         First Interstate.........................................        20,475
    100,000         Integra Financial........................................         6,300
    550,000         KeyCorp..................................................        19,938
                                                                                    139,996
INSURANCE -- 0.8%
    250,000         UNUM.....................................................        13,750

FINANCIAL SERVICES -- 5.1%
    550,000         American Express.........................................        22,756
    558,122         Bear Stearns.............................................        11,092
    230,000         Beneficial...............................................        10,724
    200,000         Fannie Mae...............................................        24,825
    330,668         Household International..................................        19,551
                                                                                     88,948

TOTAL FINANCIAL                                                                     242,694

-------------------------------------------------------------------------------------------
UTILITIES -- 7.9%
-------------------------------------------------------------------------------------------
TELEPHONE -- 2.9%
    225,000         AT&T.....................................................        14,569
     30,000         BellSouth................................................         1,305
    400,000         GTE......................................................        17,600
    525,000         Pacific Telesis..........................................        17,653
                                                                                     51,127

ELECTRIC UTILITIES -- 5.0%
  2,000,000         Centerior Energy.........................................        17,750
    780,379         Entergy..................................................        22,826
  1,000,000         Niagara Mohawk...........................................         9,625
  1,001,700         SCEcorp..................................................        17,780
    600,000         Unicom...................................................        19,650
                                                                                     87,631

TOTAL UTILITIES                                                                     138,758

-------------------------------------------------------------------------------------------
CONSUMER NONDURABLES -- 21.4%
-------------------------------------------------------------------------------------------
BEVERAGES -- 4.2%
    200,000         Anheuser-Busch...........................................        13,375
    307,375         Bols Wessanen (NLG)......................................         6,608
    270,000 shs     Brown-Forman (Class B)...................................         9,855
    155,000         Coca-Cola................................................        11,509
    300,000         Coca-Cola FEMSA ADR......................................         5,550
    460,000         PepsiCo..................................................        25,703
                                                                                     72,600
FOOD PROCESSING -- 3.5%
    175,000         General Mills............................................        10,106
    400,000         Heinz....................................................        13,250
     40,000         Hershey Foods............................................         2,600
    286,200         Ralston Purina...........................................        17,852
    550,000         Sara Lee.................................................        17,531
                                                                                     61,339
HOSPITAL SUPPLIES/HOSPITAL
  MANAGEMENT -- 1.1%
    200,000         Abbott Laboratories......................................         8,350
    246,400         Baxter International.....................................        10,318
                                                                                     18,668
PHARMACEUTICALS -- 7.9%
    200,000         American Home Products...................................        19,400
    425,000         Merck....................................................        27,944
    875,000       * Perrigo..................................................        10,445
    700,000         Pfizer...................................................        44,100
    300,000         SmithKline Beecham ADR...................................        16,650
    200,000         Warner-Lambert...........................................        19,425
                                                                                    137,964
MISCELLANEOUS CONSUMER
   PRODUCTS -- 4.7%
    200,000         American Greetings
                       (Class A).............................................         5,538
    300,000         Brunswick................................................         7,200
    117,000         Newell...................................................         3,027
    400,000         Philip Morris............................................        36,200
    300,000         RJR Nabisco..............................................         9,262
    199,300         Springs Industries.......................................         8,246
    400,000         UST......................................................        13,350
                                                                                     82,823

TOTAL CONSUMER NONDURABLES...................................................       373,394

-------------------------------------------------------------------------------------------
CONSUMER SERVICES -- 5.2%
-------------------------------------------------------------------------------------------
GENERAL MERCHANDISERS -- 2.4%
    275,000         Dayton Hudson............................................        20,625
    200,000         J.C. Penney..............................................         9,525
    660,900         TJX......................................................        12,475
                                                                                     42,625

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                    Value
                                                                                 ----------
SPECIALTY MERCHANDISERS -- 0.4%
    200,000 shs      Circuit City Stores.....................................    $    5,525
  2,728,600      *+  Merry-Go-Round
                       Enterprises...........................................           767
                                                                                      6,292
ENTERTAINMENT AND LEISURE -- 1.0%
    182,400         Reader's Digest (Class A),
                       non-voting............................................         9,348
    186,400         Reader's Digest (Class B)................................         8,807
                                                                                     18,155
MEDIA AND COMMUNICATIONS -- 1.2%
    600,000         Vodafone ADR.............................................        21,150
RESTAURANTS -- 0.2%
    500,000       * Foodmaker................................................         2,938

TOTAL CONSUMER SERVICES                                                              91,160
-------------------------------------------------------------------------------------------
CONSUMER CYCLICALS -- 6.9%
-------------------------------------------------------------------------------------------
BUILDING AND REAL ESTATE -- 4.2%
    200,000         Burnham Pacific
                       Properties, REIT......................................         1,925
  1,000,000         DeBartolo Realty, REIT...................................        13,000
    500,000         Federal Realty Investment
                       Trust, REIT...........................................        11,375
    500,000         General Growth
                       Properties, REIT......................................        10,375
    259,000         Reckson Associates, REIT.................................         7,608
    100,000         ROC Communities, REIT....................................         2,400
    474,500         Rouse....................................................         9,668
    625,000         South West Property
                       Trust, REIT...........................................         8,438
    504,000         Taubman Centers, REIT....................................         5,040
    130,000         Wellsford Residential
                       Property, REIT........................................         2,990
                                                                                     72,819
MISCELLANEOUS CONSUMER
   DURABLES -- 2.7%
  1,500,000         Corning..................................................        48,000

TOTAL CONSUMER CYCLICALS                                                            120,819
-------------------------------------------------------------------------------------------
TECHNOLOGY -- 1.3%
-------------------------------------------------------------------------------------------
ELECTRONIC SYSTEMS -- 1.3%
    450,000         Honeywell................................................        21,881

TOTAL TECHNOLOGY                                                                     21,881

-------------------------------------------------------------------------------------------
CAPITAL EQUIPMENT -- 3.2%
-------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT -- 1.8%
    430,000         GE.......................................................        30,960

MACHINERY -- 1.4%
    701,500        *Coltec Industries........................................         8,155
    455,907         Cooper Industries........................................        16,755
                                                                                     24,910

TOTAL CAPITAL EQUIPMENT                                                              55,870

-------------------------------------------------------------------------------------------
BUSINESS SERVICES AND TRANSPORTATION -- 2.3%
-------------------------------------------------------------------------------------------
MISCELLANEOUS BUSINESS SERVICES -- 1.4%
    165,000         Gilbert Associates (Class A).............................         2,021
    750,000         WMX Technologies.........................................        22,406
                                                                                     24,427
RAILROADS -- 0.9%
    200,000         Burlington Northern
                       Santa Fe..............................................        15,600

TOTAL BUSINESS SERVICES AND TRANSPORTATION                                           40,027

-------------------------------------------------------------------------------------------
ENERGY -- 8.4%
-------------------------------------------------------------------------------------------
ENERGY SERVICES -- 3.2%
    400,484       *Cooper Cameron............................................        14,217
    418,000         Halliburton..............................................        21,161
    300,000         Schlumberger.............................................        20,775
                                                                                     56,153
INTEGRATED PETROLEUM -
   DOMESTIC -- 3.7%
    275,000         Atlantic Richfield.......................................        30,456
    200,000         British Petroleum ADR....................................        20,425
    500,000         Unocal...................................................        14,563
                                                                                     65,444
INTEGRATED PETROLEUM -
   INTERNATIONAL -- 1.5%
     16,000         Exxon....................................................         1,282
      7,800         Mobil....................................................           874
    300,000         Texaco...................................................        23,550
                                                                                     25,706

TOTAL ENERGY                                                                        147,303

-------------------------------------------------------------------------------------------
PROCESS INDUSTRIES -- 4.8%
-------------------------------------------------------------------------------------------
PAPER AND PAPER PRODUCTS -- 0.4%
    450,000         Albany International
                       (Class A).............................................         8,156

SPECIALTY CHEMICALS -- 3.4%
    700,000         A. Schulman..............................................        15,663
    300,000         Great Lakes Chemical.....................................        21,600
    804,000         Pall.....................................................        21,607
                                                                                     58,870

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                    Value
                                                                                 ----------
DIVERSIFIED CHEMICALS -- 1.0%
    250,000 shs      DuPont..................................................    $   17,469

TOTAL PROCESS INDUSTRIES                                                             84,495

-------------------------------------------------------------------------------------------
BASIC MATERIALS -- 2.2%
-------------------------------------------------------------------------------------------
METALS -- 1.7%
    326,400         Alcoa....................................................        17,258
    200,000         Nucor....................................................        11,425
                                                                                     28,683
MINING -- 0.5%
    206,072         Newmont Mining...........................................         9,325

TOTAL BASIC MATERIALS                                                                38,008

TOTAL COMMON STOCKS (COST $970,251)                                               1,354,409

-------------------------------------------------------------------------------------------
Preferred Stocks -- 0.1%
-------------------------------------------------------------------------------------------
      6,977         Gulf States Utilities,
                       $8.64, Cum............................................           682
      3,276         Gulf States Utilities,
                       Adj., (Series A)......................................           312
     15,865         Gulf States Utilities,
                       Adj., (Series B)......................................           761

TOTAL PREFERRED STOCKS (COST $1,765)                                                  1,755

-------------------------------------------------------------------------------------------
Convertible Preferred Stocks -- 3.2%
-------------------------------------------------------------------------------------------
     75,000       +California Federal Bank,
                       (Series A)............................................         1,828
     90,000         Citicorp (144a), 5.375%..................................        16,484
    180,000         Freeport-McMoRan,
                       Dep. Shs..............................................         5,175
    200,000         Glendale Federal Bank,
                       8.75%, (Series E).....................................         9,050
  1,840,000         RJR Nabisco, PERCS,
                       (Series C)............................................        11,730
    100,000         Tanger Factory Outlet
                       Centers, REIT.........................................         2,300
    300,000         Mobile Telecommunication
                       Technologies
                       (144a), $2.25.........................................         9,488

TOTAL CONVERTIBLE PREFERRED STOCKS
(COST $39,255)                                                                       56,055

-------------------------------------------------------------------------------------------
Convertible Bonds -- 0.9%
-------------------------------------------------------------------------------------------
  8,000,000         Banco Nacional de Mexico,
                       Sub. Deb. (144a),
                       7.00%, 12/15/99.......................................         6,420
 10,000,000         Delta, Sub. Deb., 3.23%,
                       6/15/03...............................................         9,548

TOTAL CONVERTIBLE BONDS (COST $14,240)                                               15,968

-------------------------------------------------------------------------------------------
Corporate Bonds -- 3.1%
-------------------------------------------------------------------------------------------
  4,000,000         American Standard, Sr. Sub.
                       Deb., 9.875%, 6/1/01..................................         4,310
  3,500,000         B.F. Saul, REIT, Sr. Secured
                       Notes, 11.625%, 4/1/02................................         3,570
  5,000,000         Coltec Industries, Sr. Sub.
                       Deb., 10.25%, 4/1/02..................................         5,138
  5,000,000         Container Corporation of
                       America, Sr. Notes,
                       9.75%, 4/1/03.........................................         4,875
  4,635,000         Continental Cablevision,
                       Sr. Deb., 9.00%, 9/1/08...............................         4,867
  1,675,000         Crown Central Petroleum,
                       Sr. Notes,
                       10.875%, 2/1/05.......................................         1,767
  4,250,000         Dime Bancorp, Sr. Notes,
                       10.50%, 11/15/05......................................         4,675
    500,000         Fleming Companies, Sr.
                       Notes, 10.625%, 12/15/01..............................           485
  3,000,000         IMC Fertilizer Group, Sr.
                       Notes, Series B, 9.25%,
                       10/1/00...............................................         3,173
  2,000,000         IMC Fertilizer Group, Sr.
                       Notes, 9.45%, 12/15/11................................         2,160
  5,000,000         O. M. Scott, 9.875%, 8/1/04..............................         5,400
  5,000,000         Paging Network, Sr. Sub.
                       Notes, 8.875%, 2/1/06.................................         5,125
  5,000,000         Riverwood International,
                       Sr. Sub. Notes, 10.375%,
                       6/30/04...............................................         5,562
  3,000,000         Texas Bottling Group, Sr.
                       Sub. Notes, 9.00%,
                       11/15/03..............................................         2,970

TOTAL CORPORATE BONDS (COST $51,407)                                                 54,077

-------------------------------------------------------------------------------------------
Short-Term Investments -- 14.7%
-------------------------------------------------------------------------------------------
BANK NOTES -- 0.6%
-------------------------------------------------------------------------------------------
 10,000,000         Comerica Bank, 6.18%,
                       5/28/96...............................................        10,016
-------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT -- 1.7%
-------------------------------------------------------------------------------------------
 10,000,000         Abbey National North
                       America, 5.72%, 1/31/96...............................         9,854

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                    Value
                                                                                 ----------
$10,000,000         Den Danske Bank Euro,
                       5.74%, 2/20/96........................................    $   10,000
 10,000,000         National Westminster Bank
                       PLC, 5.81%, 1/12/96...................................        10,000
                                                                                     29,854

-------------------------------------------------------------------------------------------
COMMERCIAL PAPER -- 10.7%
-------------------------------------------------------------------------------------------
 20,000,000         ANZ (Delaware), 5.668 - 5.7%,
                       1/26/96 - 2/9/96......................................        19,690
 10,000,000         Asset Securitization
                       Cooperative 4(2),
                       5.70%, 1/24/96........................................         9,858
 10,000,000         AT&T, 5.70%, 1/25/96.....................................         9,834
 10,000,000         Barnett Banks, 5.70%,
                       1/25/96...............................................         9,945
 10,000,000         Cheltenham & Glouster,
                       5.58%, 2/8/96.........................................         9,924
 10,000,000         Commerzbank, 5.77%,
                       1/8/96................................................         9,947
 10,000,000         Countrywide Funding,
                       5.90%, 1/8/96.........................................         9,967
 10,000,000         Finnish Export Credit Ltd.,
                       5.70%, 1/29/96........................................         9,829
 10,000,000         Ford Credit Europe, 5.68%,
                       2/12/96...............................................         9,812
 10,000,000         Hanson Finance U.K.,
                       5.47%, 3/20/96........................................         9,862
 10,000,000         International Nederland
                       Bank, 5.47%, 3/22/96..................................         9,862
  9,723,143         Investments in Commercial
                       Paper through a joint
                       account, 5.90 - 6.05%,
                       1/2/96................................................         9,717
 10,000,000         National Australia Funding
                       (Delaware), 5.72%,
                       1/22/96...............................................         9,868
 10,000,000         Preferred Receivables
                       Funding, 5.72%, 1/31/96...............................         9,903
 10,000,000         Royal Bank Of Canada,
                       5.72%, 1/22/96........................................         9,870
 10,000,000         Statoil (Den Norske Stats
                       Oljeselskap), 5.81%,
                       1/17/96...............................................         9,945
 10,000,000         Westpac Capital, 5.52%,
                       4/10/96...............................................         9,816
 10,000,000         Yorkshire Building Society,
                       5.70%, 2/6/96.........................................         9,914
                                                                                    187,563
-------------------------------------------------------------------------------------------
MEDIUM-TERM NOTES -- 1.7%
-------------------------------------------------------------------------------------------
$10,000,000         Federal National Mortgage
                       Assn., VR, 6.00%,
                       10/7/96                                                   $   10,000
 10,000,000         Morgan Stanley Group,VR,
                       6.063%, 1/31/96                                               10,003
 10,000,000         PHH, VR, 5.820%, 1/12/96                                          9,995
                                                                                     29,998

TOTAL SHORT-TERM INVESTMENTS (COST $257,431)                                        257,431
-------------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES -- 99.5%
OF NET ASSETS (COST $1,334,349)                                                   1,739,695
-------------------------------------------------------------------------------------------

OTHER ASSETS LESS LIABILITIES                                                         8,783
                                                                                 ----------
NET ASSETS CONSIST OF:                                           Value
                                                               ----------
Accumulated net realized
    gain/loss - net of distributions                           $    8,715
Net unrealized gain (loss)                                        405,346
Paid-in-capital applicable to
    91,163,102 shares of $0.01 par
    value capital stock outstanding;
    500,000,000 shares authorized                               1,334,417
                                                               ----------
NET ASSETS                                                                       $1,748,478
                                                                                 ==========
NET ASSET VALUE PER SHARE                                                            $19.18
                                                                                     ======
-------------------------------------------------------------------------------------------

     +  Affiliated company
     *  Non-income producing
 PERCS  Participating Equity Redemption Certificates
  REIT  Real Estate Investment Trust
    VR  Variable rate
  4(2) Commercial paper sold within terms of a private placement memorandum, exempt from registration under section 4.2 of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."
  144a Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers -- total of such securities at year-end amounts to 1.9% of net assets.
   NLG  Dutch guilder

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
Statement of Operations
--------------------------------------------------------------------------------
T. Rowe Price Growth & Income Fund / Year Ended December 31, 1995
(in thousands)

INVESTMENT INCOME
Income
   Dividend........................................................    $ 41,471
   Interest........................................................      19,356
                                                                       --------
   Total income....................................................      60,827
                                                                       --------

Expenses
   Investment management...........................................       8,195
   Shareholder servicing...........................................       3,429
   Prospectus and shareholder reports..............................         211
   Custody and accounting..........................................         205
   Registration....................................................          87
   Proxy and annual meeting........................................          65
   Legal and audit.................................................          36
   Directors.......................................................          31
   Miscellaneous...................................................          24
                                                                       --------
   Total expenses..................................................      12,283
                                                                       --------
Net investment income..............................................      48,544
                                                                       --------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
   Securities......................................................      47,569
   Foreign currency transactions...................................          (1)
                                                                       --------
   Net realized gain (loss)........................................      47,568
Change in net unrealized gain or loss on securities................     293,468
                                                                       --------
Net realized and unrealized gain (loss)............................     341,036
                                                                       --------

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS..................    $389,580
                                                                       ========
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
Statement of Changes in Net Assets
--------------------------------------------------------------------------------
T. Rowe Price Growth & Income Fund
(in thousands)

                                                                                              Year Ended December 31,
                                                                                              1995               1994
                                                                                           ----------        ----------
INCREASE (DECREASE) IN NET ASSETS FROM
Operations
   Net investment income............................................................       $   48,544        $   37,398
   Net realized gain (loss).........................................................           47,568            40,610
   Change in net unrealized gain or loss............................................          293,468           (79,873)
                                                                                           ----------        ----------
   Increase (decrease) in net assets from operations................................          389,580            (1,865)
                                                                                           ----------        ----------
Distributions to shareholders
   Net investment income............................................................          (49,245)          (36,709)
   Net realized gain................................................................          (51,490)          (31,863)
                                                                                           ----------        ----------
   Decrease in net assets from distributions........................................         (100,735)          (68,572)
                                                                                           ----------        ----------
Capital share transactions*
   Shares sold......................................................................          320,350           277,477
   Distributions reinvested.........................................................           98,041            66,473
   Shares redeemed..................................................................         (187,684)         (212,081)
                                                                                           ----------        ----------
   Increase (decrease) in net assets from capital share transactions................          230,707           131,869
                                                                                           ----------        ----------
Increase (decrease) in net assets...................................................          519,552            61,432
NET ASSETS
Beginning of period.................................................................        1,228,926         1,167,494
                                                                                           ----------        ----------
End of period.......................................................................       $1,748,478        $1,228,926
                                                                                           ==========        ==========
---------------------------------------------------------------------------------------------------------------------------
 * Share information
   Shares sold......................................................................           17,917            16,973
   Distributions reinvested.........................................................            5,380             4,201
   Shares redeemed..................................................................          (10,736)          (13,023)
                                                                                           ----------        ----------
   Increase (decrease) in shares outstanding........................................           12,561             8,151
                                                                                           ==========        ==========
---------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
Notes To Financial Statements
--------------------------------------------------------------------------------
T. Rowe Price Growth & Income Fund / December 31, 1995

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Growth & Income Fund, Inc., (the fund) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company.

A) Valuation - Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sales price at the time the valuations are made. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities that are not traded on a particular day and securities that are regularly traded in the over-the-counter market are valued at the mean of the latest bid and asked prices. Other equity securities are valued at a price within the limits of the latest bid and asked prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

     Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service. Short-term debt securities are valued at their cost which, when combined with accrued interest, approximates fair value.

     For purposes of determining the fund's net asset value per share, the U.S. dollar value of all assets and liabilities initially expressed in foreign currencies is determined by using the mean of the bid and offer prices of such currencies against U.S. dollars quoted by a major bank.

     Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

B) Affiliated Companies - Investments in companies 5% or more of whose outstanding voting securities are held by the fund are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940.

C) Currency Translation - Assets and liabilities are translated into U.S. dollars at the prevailing exchange rate at the end of the reporting period. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing exchange rate on the dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

D) Other - Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from those determined in accordance with generally accepted accounting principles.

NOTE 2 - INVESTMENT TRANSACTIONS

A) Commercial Paper Joint Account - The fund, and other affiliated funds, may transfer uninvested cash into a commercial paper joint account, the daily aggregate balance of which is invested in high-grade commercial paper. All securities purchased by the joint account satisfy the fund's criteria as to quality, yield, and liquidity.

B) Other - Purchases and sales of portfolio securities, other than short-term securities, aggregated $338,398,000 and $335,659,000, respectively, for the year ended December 31, 1995.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     In order for the fund's capital accounts and distributions to shareholders to reflect the tax character of certain transactions, $12,000 of undistributed net investment income was reclassified as a decrease to undistributed net realized gains during the year ended December 31, 1995. The results of operations and net assets were not affected by the reclassifications.

     At December 31, 1995, the aggregate cost of investments for federal income tax and financial reporting purposes was $1,334,349,000 and net unrealized gain aggregated $405,346,000, of which $434,268,000 related to appreciated investments and $28,922,000 to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The investment management agreement between the fund and T. Rowe Price Associates, Inc. (the Manager) provides for an annual investment management fee, of which $858,000 was payable at December 31, 1995. The fee is computed daily and paid monthly, and consists of an Individual Fund Fee equal to 0.25% of average daily net assets and a Group Fee. The Group Fee is based on the combined assets of certain mutual funds sponsored by the Manager or Rowe Price-Fleming International, Inc. (the Group). The Group Fee rate ranges from 0.48% for the first $1 billion of assets to 0.31% for assets in excess of $34 billion. At December 31, 1995, and for the year then ended, the effective annual Group Fee rate was 0.34%. The fund pays a pro rata share of the Group Fee based on the ratio of its net assets to those of the Group.

     In addition, the fund has entered into agreements with the Manager and two wholly owned subsidiaries of the Manager, pursuant to which the fund receives certain other services. The Manager computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. (TRPS), is the fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the fund. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Additionally, the fund is one of several T. Rowe Price mutual funds (the Underlying Funds) in which the T. Rowe Price Spectrum Growth Fund (Spectrum) invests. In accordance with an Agreement among Spectrum, the Underlying Funds, the Manager, and TRPS, expenses from the operation of Spectrum are borne by the Underlying Funds based on each Underlying Fund's proportionate share of assets owned by Spectrum. The fund incurred expenses pursuant to these related party agreements totaling approximately $3,084,000 for the year ended December 31, 1995, of which $333,000 was payable at period-end.

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------
T. Rowe Price Growth & Income Fund

                                                                    For a share outstanding throughout each period
                                                                --------------------------------------------------------------
                                                                                 Year Ended December 31,
                                                                --------------------------------------------------------------
                                                                 1995         1994         1993        1992        1991
                                                                --------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD...................         $15.63       $16.57       $15.53      $14.16      $11.22
                                                                ------       ------       ------      ------      ------
Investment activities
   Net investment income...............................           0.58         0.50         0.46        0.55        0.56
   Net realized and unrealized gain (loss).............           4.16        (0.53)        1.53        1.57        2.94
                                                                ------       ------       ------      ------      ------
   Total from investment activities....................           4.74        (0.03)        1.99        2.12        3.50
                                                                ------       ------       ------      ------      ------
Distributions
   Net investment income...............................          (0.59)       (0.49)       (0.47)      (0.60)      (0.56)
   Net realized gain...................................          (0.60)       (0.42)       (0.48)      (0.15)         --
                                                                ------       ------       ------      ------      ------
   Total distributions.................................          (1.19)       (0.91)       (0.95)      (0.75)      (0.56)
                                                                ------       ------       ------      ------      ------
NET ASSET VALUE, END OF PERIOD.........................         $19.18       $15.63       $16.57      $15.53      $14.16
                                                                ======       ======       ======      ======      ======
------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Total return...........................................           30.9%       (0.1)%        13.0%       15.3%       31.5%
Ratio of expenses to average net assets................           0.84%        0.81%        0.83%       0.85%       0.93%
Ratio of net investment income to
   average net assets..................................           3.31%        3.08%        2.91%       3.75%       4.23%
Portfolio turnover rate................................           26.2%        25.6%        22.4%       29.9%       47.9%
Net assets, end of period (in thousands)...............     $1,748,478   $1,228,926   $1,167,494    $839,587    $655,510
------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Report of Independent Accountants
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of
T. Rowe Price Growth & Income Fund, Inc.

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of
T. Rowe Price Growth & Income Fund, Inc. (the "Fund") at December 31, 1995, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1995 by correspondence with custodians and brokers, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP

Baltimore, Maryland
January 18, 1996

--------------------------------------------------------------------------------
ANNUAL REPORT
--------------------------------------------------------------------------------

T. Rowe Price
-------------
GROWTH & INCOME
FUND

DECEMBER 31, 1995


FOR YIELD, PRICE, LAST TRANSACTION,
AND CURRENT BALANCE, 24 HOURS,
7 DAYS A WEEK, CALL:
1-800-638-2587 toll free
625-7676 Baltimore area

FOR ASSISTANCE WITH YOUR EXISTING
FUND ACCOUNT, CALL:
Shareholder Service Center
1-800-225-5132 toll free
625-6500 Baltimore area

T. ROWE PRICE
100 East Pratt Street
Baltimore, Maryland  21202

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus of the T. Rowe Price Growth & Income Fund/(R)/.

Invest With Confidence/(R)/
T. Rowe Price

GIF